Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties [abstract]
Transactions with ING Groep N.V.'s main subsidiairies
Transactions with ING Groep N.V.'s main subsidiaries
	2020	2019
Assets	45,625	44,242
Liabilities	134	163

Income received	1,122	1,103
Expenses paid	9	9

Transaction with ING Group's main associates and joint ventures
Associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
	2020	2019	2020	2019
Assets	100	96		0
Liabilities	239	97	1	6
Off-balance sheet commitments	10	29		0

Income received	14	11

Summary of information about key management personnel
Key management personnel compensation (Executive Board and Management Board Banking)
2020in EUR thousands	Executive Board of ING Groep N.V. [3]	Management Board Banking 1.4	Total
Fixed Compensation
– Base salary	3,609	4,170	7,779
– Collective fixed allowances [2]	898	1,009	1,907
– Pension costs	58	93	151
– Severance benefits[4]		667	667
Variable compensation
– Upfront cash		305	305
– Upfront shares		305	305
– Deferred cash		457	457
– Deferred shares		457	457
– Other emoluments[5]	652	814	1,466
Total compensation	5,217	8,277	13,494

1 Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.

2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 110,111.

3 In 2020 one member of the Executive Board left ING during the year. The table includes compensation earned in the capacity as board member.

4 One member of the Management Board Banking left ING at the end of the year. In line with applicable regulation a severance payment was granted.

5 Other emoluments include reimbursement of costs related to home/work commute, costs relating to tax and financial planning services, costs associated with a company car and for expats, the costs associated with housing and schooling and costs related to reimbursement of Directors and Officers indemnity

Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V. [3]	Management Board Banking [1,4]	Total
2019in EUR thousands
Fixed Compensation
– Base salary	4,587	3,847	8,434
– Collective fixed allowances [2]	1,167	937	2,104
– Pension costs	78	94	172
– Severance benefits
Variable compensation
– Upfront cash		361	361
– Upfront shares	247	378	625
– Deferred cash		541	541
– Deferred shares	371	566	937
– Other emoluments[5]	281	536	817
Total compensation	6,731	7,260	13,991

1 Excluding members that are also members of the Executive Board of ING Groep N.V. One Management Board Banking member was appointed to the Executive Board during the year.

2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 107,539.

3 In 2019 one member of the Executive Board left and one member joined. The table includes their compensation earned in the capacity as board member and in addition an advisor fee for the period in which the activities were transferred to the successor.

4 One member left ING during the year. The table includes compensation earned in the capacity as board member.

5 The prior period has been updated to improve consistency and comparability.

Summary of key management personnel compensation of supervisory board
Key management personnel compensation (Supervisory Board)
in EUR thousands	2020	2019
Total compensation	1,042	1,045

Summary of loan and advances to key management personnel explanatory
Loans and advances to key management personnel
	Amount outstanding 31 December		Weighted average interest rate		Repayments
in EUR thousands	2020	2019	2020	2019	2020	2019
Executive Board members		2,402		1.4%		97
Management Board Banking	350	350	2.6%	2.6%
Supervisory Board members
Total	350	2,752				97

Disclosure of shares and stock options to key management
Number of ING Groep N.V. shares and stock options to key management personnel
	ING Groep N.V. shares		Stock options onING Groep N.V. shares
in numbers	2020	2019	2020	2019
Executive Board members	88,741	172,523		46,198
Management Board Banking	254,052	147,713
Supervisory Board members	5,295	54,065
Total number of shares and stock options	348,088	374,301		46,198